Pay vs Performance Disclosure Pure in Millions	12 Months Ended
	Feb. 03, 2024 USD ($)	Jan. 28, 2023 USD ($)	Jan. 29, 2022 USD ($)	Jan. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive CAP and the Company’s financial performance.

REQUIRED TABULAR DISCLOSURE OF CAP VERSUS PERFORMANCE

The following table discloses information on CAP to our PEOs and (on average) to our non-PEO NEOs during the specified years alongside TSR and net income metrics, as well as a Company-selected measure of Adjusted Operating Income. The Company selected this measure as the most important in linking CAP to our NEOs and Company performance, as Adjusted Operating Income was the predominant metric used in our Annual Incentive Plan, as described beginning on page 51.

(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
	Summary Compensation Table Total for PEO (1)		Compensation Actually Paid to PEO (2)				Value of Initial Fixed $100 Investment Based on:
Year	Dillon ($)	Johnson ($)	Dillon ($)	Johnson ($)	Average Summary Compensation Table Total for non-PEO NEOs ($)(3)	Average Compensation Actually Paid to non-PEO NEOs ($)(2)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(4)	Net (Loss) Income (in millions) ($)(5)	Adjusted Operating Income (in millions) ($)(6)
2023	14,692,625	–	(1,789,634)	–	1,950,150	344,969	89.59	228.62	(330)	198
2022	9,276,605	13,007,421	11,584,032	13,265,906	3,983,840	2,552,512	127.70	206.92	342	692
2021	–	14,458,325	–	20,132,914	2,804,318	2,591,300	122.45	211.51	893	1,049
2020	–	11,941,320	–	19,680,849	2,607,957	3,162,703	118.39	243.54	323	428

(1)

Reflects the total compensation of Ms. Dillon, who currently serves as our CEO, and Richard A. Johnson, who served as CEO until September 2022, in accordance with SEC rules. Amounts shown are as calculated in the Summary Compensation Table for each of the years shown.

(2)

The dollar amounts shown in these columns reflect CAP to Ms. Dillon, Mr. Johnson, and our non-PEO NEOs, respectively, calculated in accordance with SEC rules. As required, the dollar amounts include (among other items) unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid to any individual during the applicable years. The adjustments made to each officer’s total compensation for 2023 to determine CAP are shown in the tables below.

PEO Total Compensation Amount	$ 14,692,625	$ 9,276,605
PEO Actually Paid Compensation Amount	$ (1,789,634)	11,584,032
Adjustment To PEO Compensation, Footnote

Reconciliation of Summary Compensation Table Total to CAP Total(a)

		Summary Compensation Table Total ($)		Grant Date Fair Value of Awards Granted During Year ($)(b)		Fair Value of Equity Calculated Using SEC Methodology ($)(c)		Total Present Value of Pension Benefits from Summary Compensation Table ($)		CAP Total ($)
Dillon	2023	14,692,625	–	13,354,936	+	(3,127,323)	–	—	=	(1,789,634)
Average non-PEO NEOs	2023	1,950,150	–	1,139,335	+	(465,264)	–	582	=	344,969

(a)

As shown in these tables, the CAP totals represent the Summary Compensation Table totals for the applicable year, but adjusted as required by SEC rules to (1) include the fair value of current and prior year equity awards that are outstanding, vested, or forfeited during the applicable year, instead of the grant date value of awards granted during the applicable year, and (2) exclude any positive aggregate change in the actuarial present value of all defined benefit pension plan benefits for the applicable year. We note SEC rules also require CAP to include any actuarially-determined service cost or prior service cost under pension plans for services rendered by the executive during the applicable year.

(b)	Represents the total of the amounts reported in the Stock Awards and Option Awards columns of the Summary Compensation Table for the applicable year.

(c)

The fair value of the equity component of the CAP calculation was determined in accordance with SEC methodology for this disclosure. Unlike the Summary Compensation Table, which includes a calculation of the grant date value of equity awards granted during the applicable year, the CAP table includes a calculation of equity fair value as follows:

i.	for awards granted during the applicable year (and which are still outstanding), the year-end value; plus
ii	for awards granted during prior years that were still outstanding as of the applicable year-end, the change in value as of the applicable year-end compared against the prior year-end; plus
iii.	for awards granted in prior years that vested during the applicable year, the change in value as of the vesting date compared against the prior year-end; plus
iv.	for any awards granted in the applicable year that vested during the applicable year, the value as of the vesting date; plus
v.

for any awards that vested during the applicable year, the value of any dividend equivalents that accrued during the vesting period with respect to those awards and were paid out at the same time as the underlying awards, as of the vesting date; minus

vi.	for awards granted in prior years that were forfeited during the applicable year, the value as of the prior year-end.

The specific calculations for each of Ms. Dillon and our Average Non-PEO NEOs for 2023 are shown in the table below.

2024 PROXY STATEMENT	80

pAY vERsus pERFORMAnCE

CAP Fair Value of Equity Calculation*

		YE Value of Current Year Awards Outstanding as of YE ($)	Change in Value as of YE for Prior Year Awards Outstanding as of YE ($)		Change in Value as of Vesting Date for Awards that Vested During the Year ($)		Value as of Prior YE for Prior Year Awards Forfeited During the Year ($)			Value of Equity for CAP Purposes ($)
Dillon	2023	3,372,957	+	(6,289,563)	+	(210,717)	–	—	=	(3,127,323)
Average non-PEO NEOs	2023	541,076	+	(789,457)	+	18,904	–	235,787	=	(465,264)

*

The fair value of option award reported for CAP purposes in columns (c) and (e) is estimated using the Black-Scholes option-pricing model in accordance with SEC rules. The following table indicates the assumptions used to determine the fair value for awards granted during 2017-23 at various dates as required to calculate CAP. The ranges, based upon the various measurement dates, are as follows:

	2023	2022	2021	2020	2019	2018	2017
Risk-Free Rate of Interest	4.0% – 4.1%	3.6% – 4.0%	1.5% – 3.7%	0.1% – 4.7%	0.4% – 2.6%	0.2% – 1.4%	0.2% – 1.3%
Expected Volatility	55.0%	50.0%	48.0% – 50.0%	47.0% – 50.0%	40.0% – 50.0%	40.0% – 48.0%	40.0% – 47.0%
Expected Award Life (in years)	3.6 – 6.3	2.6 – 5.5	4.3 – 6.3	0.9 – 3.0	3.6 – 6.6	2.8 – 5.6	3.4 – 5.4
Divident Yield	1.5%	3.4%	2.7% – 4.0%	1.4% – 3.9%	1.4% – 4.8%	1.4% – 4.8%	2.1% – 5.2%

(3)

Reflects the average total compensation of our non-PEO NEOs, as calculated in the Summary Compensation Table for each of the years shown. Our non-PEO NEOs are the following individuals: for 2023, Mr. Baughn, Mr. Bracken, Mr. Rodgers, Ms. Reeves, Mr. Page, and Mr. Higginbotham; for 2022, Mr. Page, Mr. Bracken, Elizabeth S. Norberg, Susan J. Kuhn, Samantha Lomow, and Andrew I. Gray; for 2021, Mr. Page, Mr. Bracken, W. Scott Martin, Mr. Gray, Lauren B. Peters, and Vijay Talwar; and for 2020, Ms. Peters, Mr. Talwar, Mr. Martin, Mr. Gray, and Stephen D. Jacobs.

(4)

Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on February 1, 2020. As permitted by SEC rules, the peer group referenced for purposes of the TSR comparison is the group of companies included in the S&P 600 Specialty Retail Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. We previously used the S&P 400 Specialty Retailing Index, however, due to the reduction in size of our market capitalization it was determined that the S&P 600 Specialty Retailing Index is a more appropriate benchmark as the median market capitalization is the closest to the Company’s. The TSR of the prior peer group based on the same initial investment of $100 as in columns (f) and (g) was $171.95, $153.52, $159.96, and $148.56 for 2023, 2022, 2021, and 2020, respectively. The separate peer group used by the HCC Committee for purposes of determining compensation paid to our executive officers is described beginning on page 59.

(5)	Reflects after-tax net income attributable to shareholders prepared in accordance with GAAP for each of the years shown.

(6)

As required by Item 402(v) of Regulation S-K, the Company has determined that Adjusted Operating Income is the Company Selected Measure, as it is the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link CAP to the NEOs to company performance for the most recently completed fiscal year. We place significant emphasis on Adjusted Operating Income because it reflects strong operating dynamics in the underlying business, which is imperative for sustained long-term growth. Adjusted Operating Income is defined on page 52 and is a non-GAAP financial measure.

Non-PEO NEO Average Total Compensation Amount	$ 1,950,150	3,983,840	$ 2,804,318	$ 2,607,957
Non-PEO NEO Average Compensation Actually Paid Amount	$ 344,969	2,552,512	2,591,300	3,162,703
Compensation Actually Paid vs. Total Shareholder Return

REQUIRED DISCLOSURE OF THE RELATIONSHIP BETWEEN CAP AND FINANCIAL PERFORMANCE MEASURES

The following graphs further illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between Company TSR and that of the S&P 600 Specialty Retail Index. As noted above, CAP for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by, or actually paid to, the NEOs during the applicable years.

Relationship between CAP and Company/Peer Group TSR

Compensation Actually Paid vs. Net Income	Relationship between CAP and Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship between CAP and Adjusted Operating Income
2024 PROXY STATEMENT	82

Tabular List, Table

REQUIRED TABULAR DISCLOSURE OF MOST IMPORTANT MEASURES LINKING CAP DURING 2023 TO COMPANY PERFORMANCE

The following table discloses information on CAP to our PEOs and (on average) to our non-PEO NEOs. As required, we disclose below the most important measures used by the Company to link CAP to our NEOs for 2023 to Company performance. For further information regarding these performance metrics and their function in our executive compensation program, see CD&A beginning on page 46.	2023 Most Important Measures (Unranked)
Adjusted Operating Income
Two-Year Average After-Tax Income
Two-Year Average ROIC

81	Foot Locker, Inc.

Total Shareholder Return Amount	$ 89.59	127.7	122.45	118.39
Peer Group Total Shareholder Return Amount	228.62	206.92	211.51	243.54
Net Income (Loss)	$ (330,000,000)	$ 342,000,000	$ 893,000,000	$ 323,000,000
Company Selected Measure Amount	198	692	1,049	428
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name	Two-Year Average After-Tax Income
Measure:: 3
Pay vs Performance Disclosure
Name	Two-Year Average ROIC
PEO Grant Date Fair Value of Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 13,354,936
PEO Fair Value of Equity Calculated Using SEC Methodology [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,127,323)
PEO Total Present Value of Pension Benefits From Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
NEO Grant Date Fair Value of Awards Granted During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,139,335
NEO Fair Value of Equity Calculated Using SEC Methodology [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(465,264)
NEO Total Present Value of Pension Benefits From Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	582
PEO YE Value of Current Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,372,957
PEO Change in Value as of YE for Prior Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,289,563)
PEO Change in Value as of Vesting Date for Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(210,717)
PEO Value as of Prior YE for Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO Value of Equity for CAP Purposes [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,127,323)
NEO YE Value of Current Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	541,076
NEO Change in Value as of YE for Prior Year Awards Outstanding as of YE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(789,457)
NEO Change in Value as of Vesting Date for Awards that Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,904
NEO Value as of Prior YE for Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	235,787
NEO Value of Equity for CAP Purposes [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (465,264)
Former CEO [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 13,007,421	$ 14,458,325	$ 11,941,320
PEO Actually Paid Compensation Amount		$ 13,265,906	$ 20,132,914	$ 19,680,849